Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31,
	2017	2018

Fair value through profit or loss (1)	$1,209	$1,156
Available-for-sale	12,929	8,757

	$14,138	$9,913

(1)	The Group recognized trading gains in the amount of $ 53 during the year ended December 31, 2018.

Summary of marketable securities classified as available-for-sale
	December 31,
	2017				2018
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$12,987	$(58)	$-	$12,929	$8,851	$(94)	$-	$8,757

Schedule of marketable securities with contractual maturities
	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$3,326	$-	$(21)	$3,305

Due after one year through three years	$5,525	$-	$(73)	$5,452

Total	$8,851	$-	$(94)	$8,757

Schedule of changes in other comprehensive income of available for sale securities

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2017	$40
Gains reclassified into earnings from marketable securities	(94)
Unrealized losses from available-for-sale securities	(4)
Other comprehensive loss from available-for-sale securities as of December 31, 2017	$(58)

Other comprehensive loss

Other comprehensive loss from available-for-sale securities as of January 1, 2018	$(58)
Unrealized losses from available-for-sale securities	(36)
Other comprehensive loss from available-for-sale securities as of December 31, 2018	$(94)